Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 20 — SUBSEQUENT EVENTS

In accordance with ASC 855-10, the Company has analyzed its operations subsequent to December 31, 2021 to the date these financial statements were issued, and has determined that, except as set forth below, it does not have any material subsequent events to disclose in these financial statements.

Unit Offering

On February 24, 2022, the Company entered into securities purchase agreements with several accredited investors, pursuant to which the Company sold an aggregate of 320,333 units, at a price of $3.00 per unit, to such investors for aggregate gross proceeds of $961,000. On March 24, 2022, the Company entered into securities purchase agreements with additional accredited investors, pursuant to which the Company sold an additional 106,666 units to such investors for aggregate gross proceeds of $320,000. Each unit consists of (i) one series B senior convertible preferred share and (ii) a three-year warrant to purchase one common share at an exercise price of $3.00, subject to adjustments.

Pursuant to the securities purchase agreements, the Company is required file a registration statement with the Securities and Exchange Commission (the “SEC”) under the Securities Act of 1933, as amended, covering the resale of all shares issuable upon conversion of the series B senior convertible preferred shares and exercise of the warrants with thirty (30) days after the closing and use its commercially reasonable efforts to have the registration statement declared effective by the SEC as soon as practicable, but in no event later than (i) ninety (90) days after the closing in the event that the SEC does not review the registration statement, or (ii) one hundred fifty (150) days after the closing in the event that the SEC reviews the registration statement (but in any event, no later than two (2) business days from the SEC indicating that it has no further comments on the registration statement).

In addition to registration rights described above, the securities purchase agreements provide several other covenants in favor of the investors, including information rights for significant shareholders, most favored nations provisions, and other covenants customary for similar transactions. The securities purchase agreements also contain customary representations, warranties closing conditions and indemnities.

Series B Senior Convertible Preferred Shares

The terms of the series B senior convertible preferred shares are governed by a share designation, dated February 17, 2022 (the “Share Designation”). Pursuant to the Share Designation, the Company designated 583,334 of its preferred shares as series B senior convertible preferred shares. Following is a summary of the material terms of the series B senior convertible preferred shares:

•        Dividend Rights.    Holders of series B senior convertible preferred shares are entitled to dividends at a rate per annum of 14.0% of the stated value ($3.00 per share, subject to adjustment). Dividends shall accrue from day to day, whether or not declared, and shall be cumulative. Dividends shall be payable quarterly in arrears on each dividend payment date in cash or common shares at the Company’s discretion. Dividends payable in common shares shall be calculated based on a price equal to eighty percent (80%) of the VWAP for the common shares the Company’s principal trading market during the five (5) trading days immediately prior to the applicable dividend payment date; provided, however, that if the common shares are not registered, and rulemaking regarding the Rule 144 holding period referred to below is effective on the payment date, the dividends payable in common shares shall be calculated based upon the fixed price of $2.70; provided further, that the Company may only elect to pay dividends in common shares based upon such fixed price if the VWAP for the five (5) trading days immediately prior to the applicable dividend payment date is $2.70 or higher.

•        Liquidation Rights.    Subject to the rights of the Company’s creditors and the holders of any senior securities or parity securities (in each case, as defined in the Share Designation), upon any liquidation of the Company or its subsidiaries, before any payment or distribution of the assets of the Company (whether capital or surplus) shall be made to or set apart for the holders of junior securities (as defined in the Share Designation), including the Company’s common shares and allocation shares, each holder of outstanding series B senior convertible preferred shares shall be entitled to receive an amount of cash equal to 115% of the stated value plus an amount of cash equal to all accumulated accrued and unpaid dividends thereon (whether or not declared) to, but not including the date of final distribution to such holders. If, upon any liquidation, the assets, or proceeds thereof, distributable among the holders of the series B senior convertible preferred shares shall be insufficient to pay in full the preferential amount payable to the holders of the series B senior convertible preferred shares and liquidating payments on any other shares of any class or series of parity securities as to the distribution of assets on any liquidation, then such assets, or the proceeds thereof, shall be distributed among the holders of series B senior convertible preferred shares and any such other parity securities ratably in accordance with the respective amounts that would be payable on such series B senior convertible preferred shares and any such other parity securities if all amounts payable thereon were paid in full.

•        Voting Rights.    The series B senior convertible preferred shares do not have any voting rights; provided that, so long as any series B senior convertible preferred shares are outstanding, the affirmative vote of holders of a majority of series B senior convertible preferred shares, voting as a separate class, shall be necessary for approving, effecting or validating (i) any amendment, alteration or repeal of any of the provisions of the Share Designation or (ii) the Company’s creation or issuance of any parity securities or any senior securities. Notwithstanding the foregoing, such vote of the holders shall not be required in connection with the issuance of parity securities or senior securities if, and so long as, the proceeds resulting from the issuance of such securities are used to redeem in full the outstanding series B senior convertible preferred shares.

•        Conversion Rights.    Each series B senior convertible preferred share, plus all accrued and unpaid dividends thereon, shall be convertible, at the option of the holder thereof, at any time and from time to time, into such number of fully paid and nonassessable common shares determined by dividing the stated value ($3.00 per share), plus the value of the accrued, but unpaid, dividends thereon, by the conversion price of $3.00 per share (subject to adjustments); provided that in no event shall the holder of any series B senior convertible preferred shares be entitled to convert any number of series B senior convertible preferred shares that upon conversion the sum of (i) the number of common shares beneficially owned by the holder and its affiliates and (ii) the number of common shares issuable upon the conversion of the series B senior convertible preferred shares with respect to which the determination of this proviso is being made, would result in beneficial ownership by the holder and its affiliates of more than 4.99% of the then outstanding common shares. This limitation may be waived (up to a maximum of 9.99%) by the holder and in its sole discretion, upon not less than sixty-one (61) days’ prior notice to the Company.

•        Redemption.    The Company may redeem in whole (but not in part) the series B senior convertible preferred shares by paying in cash therefore a sum equal to 115% of the stated value plus the amount of accrued and unpaid dividends and any other amounts due pursuant to the terms of the series B senior convertible preferred shares.

•        Adjustments.    The Share Designation contains standard adjustments to the conversion price in the event of any share splits, share combinations, share reclassifications, dividends paid in common shares, sales of substantially all of the Company’s assets, mergers, consolidations or similar transactions. In addition, the Share Designation provides that the stated dividend rate, the stated value and the conversion price shall automatically adjust as follows:

•        On the first day of the 12th month following the issuance of the first series B senior convertible preferred share, the stated dividend rate shall automatically increase by five percent (5.0%) per annum and the conversion price shall automatically adjust to the lower of the (i) initial conversion price and (ii) the price equal to the lowest VWAP of the ten (10) trading days immediately preceding such date.

•        On the first day of the 24th month following the issuance of the first series B senior convertible preferred share, the stated dividend rate shall automatically increase by an additional five percent (5.0%) per annum, the stated value shall automatically increase by ten percent (10%) and the conversion price shall automatically adjust to the lower of the (i) initial conversion price and (ii) the price equal to the lowest VWAP of the ten (10) trading days immediately preceding such date.

•        On the first day of the 36th month following the issuance of the first series B senior convertible preferred share, the stated dividend rate shall automatically increase by an additional five percent (5.0%) per annum, the stated value shall automatically increase by ten percent (10%) and the conversion price shall automatically adjust to the lower of the (i) initial conversion price and (ii) the price equal to the lowest VWAP of the ten (10) trading days immediately preceding such date.

Not with standing the foregoing, the conversion price for purposes of the adjustments above shall not be adjusted to a number that is below $0.0075 per share (subject to adjustment for splits or dividends of the common shares). In addition, if any legislation or rules are adopted whereby the holding period of securities for purposes of Rule 144 of the Securities Act of 1933, as amended, for convertible securities that convert at market-adjusted rates is increased resulting in a longer holding period for convertible securities like the series B senior convertible preferred shares and the unavailability at the time of conversion of Rule 144, the pricing provisions that are based upon the lowest VWAP of the previous ten (10) trading days immediately preceding the relevant adjustment date shall be removed unless the common shares issuable upon conversion are then registered under an effective registration statement.

Warrants

Each warrant is exercisable within three years at an exercise price of $3.00 per common share (subject to adjustment, including a full ratchet antidilution adjustment), which may be exercised on a cashless basis if the underlying warrant shares are not then registered or otherwise freely tradeable.

The Company may force the exercise of the warrants at any time after the one year anniversary of the date of the warrants, if (i) the Company is listed on a national securities exchange or the over-the-counter market, (ii) the underlying common shares are registered or the holder of the warrant otherwise has the ability to trade the underlying common shares without restriction, (iii) the 30-day volume-weighted daily average price of the common shares exceeds 200% of the exercise price, as adjusted, and (iv) the average daily trading volume is at least 100,000 common shares during such 30-day period.

The Company may redeem the warrants held by any holder in whole (but not in part) by paying in cash to such holder as follows: (i) $0.50 per share then underlying the warrant if within the first twelve (12) months of issuance; (ii) $1.00 per share then underlying the warrant if after the first twelve (12) months, but before twenty-four (24) months of issuance; and (iii) $1.50 per share then underlying the warrant if after twenty-four months, but before thirty-six (36) months.

The warrants also contain an ownership limitation, such that the Company shall not effect any exercise of any warrant, and the holder shall not have the right to exercise any portion of such warrant, to the extent that after giving effect to issuance of common shares upon exercise such warrant, such holder, together with its affiliates, and any other persons acting as a group together with such holder or any of its affiliates, would beneficially own in excess of 4.99% of the number of common shares outstanding immediately after giving effect to the issuance of common shares issuable upon exercise of such warrant. Upon no fewer than 61 days’ prior notice to the Company, a holder may increase or decrease such beneficial ownership limitation provisions and any such increase or decrease will not be effective until the 61st day after such notice is delivered to the Company.

Dividend

On January 14, 2022, the Company paid its first quarterly dividend in the amount of $0.05 per share to the holders of common shares as of December 31, 2021. The total dividend paid was $242,160